EV TRADITIONAL ARIZONA MUNICIPALS FUND
                EV TRADITIONAL COLORADO MUNICIPALS FUND
              EV TRADITIONAL CONNECTICUT MUNICIPALS FUND
                EV TRADITIONAL MICHIGAN MUNICIPALS FUND
               EV TRADITIONAL MINNESOTA MUNICIPALS FUND
               EV TRADITIONAL NEW JERSEY MUNICIPALS FUND
              EV TRADITIONAL PENNSYLVANIA MUNICIPALS FUND
                 EV TRADITIONAL TEXAS MUNICIPALS FUND
            Supplement to Prospectus dated December 1, 1995

The following is added to "How To Buy Fund Shares":

     Shares of a Fund may be sold at net asset value to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

February 19, 1996                                            T-12/1SUPP


                EV TRADITIONAL ALABAMA MUNICIPALS FUND
                EV TRADITIONAL ARKANSAS MUNICIPALS FUND
                EV TRADITIONAL GEORGIA MUNICIPALS FUND
                EV TRADITIONAL KENTUCKY MUNICIPALS FUND
               EV TRADITIONAL LOUISIANA MUNICIPALS FUND
                EV TRADITIONAL MARYLAND MUNICIPALS FUND
                EV TRADITIONAL MISSOURI MUNICIPALS FUND
             EV TRADITIONAL NORTH CAROLINA MUNICIPALS FUND
                 EV TRADITIONAL OREGON MUNICIPALS FUND
             EV TRADITIONAL SOUTH CAROLINA MUNICIPALS FUND
               EV TRADITIONAL TENNESSEE MUNICIPALS FUND
                EV TRADITIONAL VIRGINIA MUNICIPALS FUND
            Supplement to Prospectus dated January 1, 1996

The following is added to "How To Buy Fund Shares":

     Shares of a Fund may be sold at net asset value to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

February 19, 1996                                            T-TFC1/1PS


               EV TRADITIONAL CALIFORNIA MUNICIPALS FUND
                EV TRADITIONAL FLORIDA MUNICIPALS FUND
             EV TRADITIONAL MASSACHUSETTS MUNICIPALS FUND
              EV TRADITIONAL MISSISSIPPI MUNICIPALS FUND
                EV TRADITIONAL NEW YORK MUNICIPALS FUND
                  EV TRADITIONAL OHIO MUNICIPALS FUND
             EV TRADITIONAL WEST VIRGINIA MUNICIPALS FUND
            Supplement to Prospectus dated February 1, 1996

The following is added to "How To Buy Fund Shares":

     Shares of a Fund may be sold at net asset value to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

February 19, 1996                                           T-7TFC2/1PS


                EV TRADITIONAL NATIONAL MUNICIPALS FUND
                   EATON VANCE INCOME FUND OF BOSTON
           Supplement to Prospectuses dated February 1, 1996

The following is added to "How To Buy Fund Shares":

     Shares of the Fund may be sold at net asset value to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

February 19, 1996                                              T-HMIBPS